Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 3,401	$ 2,712
Accumulated Depreciation	2,293	2,061
Property and equipment, net	1,108	651
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	1,302	1,173
Accumulated Depreciation	1,099	989
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	733	721
Accumulated Depreciation	580	536
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,064	519
Accumulated Depreciation	371	307
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	302	299
Accumulated Depreciation	$ 243	$ 229